MONEY MARKET FUND Performance Management - MONEY MARKET FUND	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class and Institutional Class returns, averaged over certain periods of time, compare to the performance of a broad-based securities market index during the same periods.The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).Prior to May 1, 2016, the Fund operated as a “prime money market fund,” and invested in certain types of securities that it is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class and Institutional Class returns, averaged over certain periods of time, compare to the performance of a broad-based securities market index during the same periods.
Bar Chart [Heading]	Investor Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	Best Quarter:1.26%12/31/2023Worst Quarter:0.00%3/31/2022
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	GuideStoneFunds.com
Performance Availability Phone [Text]	1-888-GS-FUNDS (1-888-473-8637)
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022